Unsecured Convertible Note (‘Atalaya Note’)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Unsecured Convertible Note (‘Atalaya Note’) [Abstract]
Unsecured Convertible Note (‘Atalaya Note’)
20	Unsecured Convertible Note (‘Atalaya Note’)

The following is a summary of the Company’s Atalaya Note payable for which it elected fair value option as on September 30, 2024 and March 31, 2024:

(In USD)	Fair Value Outstanding
As at	September 30, 2024	March 31, 2024
Non-current liability
Atalaya Note	$-	$10,067,601
Total	$-	$10,067,601

(In USD)	Fair Value Outstanding
As at	September 30, 2024	March 31, 2024
Current liability
Atalaya Note	$6,772,885	$-
Total	$6,772,885	$-

The Atalaya Note was initially recorded at the fair value of $10,167,194 on issuance. The Atalaya Note was issued at 7.5% discount on principal amounting to $632,596.

During the six months ended September 30, 2024, partial liability was settled by issue of 125,120 (12,512,080 prior to Reverse Stock Split) shares to the Atalaya Note holders for a settlement of $2,324,696.

The principal balance of the Atalaya Note was $8,434,605 (amount received $7,802,009). As of September 30, 2024 and March 31, 2024, the fair value of the Atalaya Note of $6,772,885 and $10,067,601, were recorded in the Condensed Consolidated Balance Sheets for their respective periods. The change in fair value resulted in loss of $390,218 and gain of $970,020 that is recorded for the three months and six months ended September 30, 2024 ($NIL and $NIL for three months and six months ended September 30, 2023) in the Condensed Consolidated Statements of Operations (as no portion of such fair value adjustment resulted from instrument-specific credit risk). Also, Refer Note 34.

The Company is liable to pay liquidated damages to the note holders, owing to breach of certain conditions as prescribed by the agreement. However, there is no visibility on the amount of such damages, henceforth, no provision has been booked for the same.

Terms of notes

In December 2023, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with ACM Zoomcar Convert LLC (the “Purchaser” or “Atalaya”) relating to an unsecured convertible note (the ‘Atalaya Note’), obligations under which after the Closing, a Convertible Note for $8,434,605 (the “Original Note Principal Amount”), in connection with certain transaction expenses associated with the Reverse Recapitalization that were incurred but paid at the Closing was issued.

The Atalaya Note is subject to an original issue discount equal to 7.5% of the principal amount of the Note. The Atalaya Note bears an interest of 8%.

During the period ended September 30, 2024, the Company received notices from Atalaya for entering into equity line transaction and incurring indebtedness without obtaining consent of the Purchaser. As per the terms of the Atalaya Note, in the event of any default, all accrued but unpaid interest plus liquidated damages and other amounts thereof, shall become immediately due and payable in cash. The Company is in discussions with Atalaya on this matter to settle the same and therefore has classified all payments due to Atalaya as a current liability.

Additionally, during the year ended March 31, 2024, 1,640 (164,000 prior to Reverse Stock Split) registered and unrestricted shares of Common Stock were issued and delivered to Midtown Madison Management LLC, the service provider of the Atalaya Note Purchaser. This was accounted for at the fair value of the shares issued amounting to $492,000 in the Consolidated Statements of Operations.

20	Unsecured Convertible Note (‘Atalaya Note’)

The following is a summary of the Company’s Atalaya Note payable for which it elected the fair value option as of March 31, 2024 and March 31, 2023:

(In USD)

	Fair Value Outstanding
As at	March 31, 2024	March 31, 2023

Atalaya Note	$10,067,601	$-
Total	10,067,601	-

The unsecured convertible notes were issued to ACM Zoomcar Convert LLC (“Atalaya”) for making payment of $1,231,368 against the outstanding unsecured promissory note and $6,570,642 to various vendors on behalf of the Company. All outstanding payments to vendors were recorded within accounts payable in the Consolidated Balance Sheet. Payments made by Atalaya to the vendors were recorded as a decrease in accounts payable and accrued liabilities. Further, Atalaya also made payment to promissory note holder which were recorded as a decrease in Unsecured Promissory Note.

The Atalaya Note were initially recorded at the fair value of $10,167,194 on issuance. The Atalaya Note was issued at 7.5% discount on principal amounting to $632,596.

As of March 31, 2024, the principal balance of the Atalaya Note was $8,434,605 (amount received $7,802,009). As of March 31, 2024, the fair value of the Atalaya Note of $10,067,601, were recorded on the Consolidated Balance Sheet. The change in fair value of $1,632,996 was recorded for the year ended March 31, 2024 in the Consolidated Statement of Operations (as no portion of such fair value adjustment resulted from instrument-specific credit risk). Also, refer note 34.

Terms of notes

In December 2023, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with ACM Zoomcar Convert LLC (the “Purchaser” or “Atalaya”) relating to an unsecured convertible note (the ‘Atalaya Note’), obligations under which after the Closing, a Convertible Note for $8,434,605 (the “Original Note Principal Amount”), in connection with certain transaction expenses associated with the Reverse Recapitalization that were incurred but paid at the Closing was issued. The Atalaya Note is subject to an original issue discount equal to 7.5% of the principal amount of the Note. The Atalaya Note bears an interest of 8%.

Commencing at the end of the month in which Company’s Registration Statement, for registering the shares issued under Reverse Recapitalization, is declared effective, the Purchaser may, in its sole discretion, require the Company to pay the Purchaser, in monthly installments of amounts equal to one-twelfth (1/12) of the Original Note Principal Amount, until the total principal amount of the Note has been paid in full, prior to or on the maturity date or, if earlier, upon acceleration, conversion or prepayment of the Note in accordance with its terms. Such monthly payments shall be made in cash or in shares of Common Stock, subject to certain further conditions set forth in the Atalaya Note. In connection with any monthly payments made in Common Stock, the number of shares required to be delivered by the Company shall be determined by dividing the monthly payment amount by the lower of (i) the Conversion Price or (ii) the Amortization Conversion Price (each as defined below). The Note Purchaser shall also have the right, to convert all or any portion of the Atalaya Note, at the Conversion Price, at the Amortization Conversion Price, up to an amount equal to 25% of the highest trading day value of shares of Common Stock on a daily basis during the 20 trading days preceding the applicable Conversion Date, or a greater amount upon obtaining the Company’s prior written consent.

“Amortization Conversion Price” means the lower of (i) the Conversion Price, and (ii) a 7.5% discount to the lowest VWAP over the 20 trading days immediately preceding the applicable payment date or other date of determination, subject to the terms of the Note. The “Conversion Price” of the Atalaya Note, immediately after the Original Note Issuance Date is $1,000 ($10 prior to Reverse Stock Split), provided, however, that Conversion Price is subject to adjustment under various circumstances, including in the event of a future issuance of Common Stock at a price that is lower than the then Conversion Price, and other circumstances, subject in all cases to a conversion floor price of $25 ($0.25 prior to Reverse Stock Split) (the “Conversion Floor”), provided, that if the Conversion Price or the Amortization Conversion Price is lower than the Conversion Floor, the amount due to the holder of the Note upon an applicable Conversion Date shall be made in cash, in lieu of shares, unless otherwise agreed by the Note Purchaser and the Company.

Additionally, 1,640 (164,000 prior to Reverse Stock Split) registered and unrestricted shares of Common Stock were issued and delivered to Midtown Madison Management LLC, the service provider of the Atalaya Note Purchaser. This was accounted at the fair value of the shares issued amounting to $492,000 in the Consolidated Statement of Operations.